MORTGAGE NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Summary of the Mortgage Note Payable
The following is a summary of the mortgage note payable (in thousands, except percentages):

Collateral	Balance Outstanding at December 31, 2012	Maturity Date	Annual Interest Rate		Average Monthly Debt Service
Vista Apartments	$9,043	5/1/2017	2.82%	(1)	$38

(1)	One-month LIBOR of 0.208% (as of December 31, 2012) plus 2.61% margin.

Annual Principal Payments on the Mortgage Note Payable	Annual principal payments on the mortgage note payable for each of the next five years ending December 31 are as follows (in thousands):

2013	$195
2014	201
2015	207
2016	212
2017	8,228
$9,043